Virtus Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—2.5%
Cable One, Inc.	126	$230
Cardlytics, Inc.(1)	6,196	680
		910

Consumer Discretionary—17.2%
Bally’s Corp.(1)	5,193	338
CarParts.com, Inc.(1)	10,272	147
Children’s Place, Inc. (The)(1)	1,611	112
Churchill Downs, Inc.	2,700	614
Dine Brands Global, Inc.(1)	2,190	197
Five Below, Inc.(1)	2,702	516
Lithia Motors, Inc. Class A	1,193	465
Magnite, Inc.(1)	21,197	882
Monarch Casino & Resort, Inc.(1)	6,506	394
Murphy USA, Inc.	1,333	193
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,153	187
Papa John’s International, Inc.	2,020	179
Planet Fitness, Inc. Class A(1)	4,492	347
RH(1)	660	394
Texas Roadhouse, Inc. Class A(1)	9,290	891
Wingstop, Inc.	3,735	475
		6,331

Consumer Staples—3.0%
Boston Beer Co., Inc. (The) Class A(1)	460	555
WD-40 Co.	1,859	569
		1,124

Financials—5.6%
Ares Management Corp. Class A	7,623	427
Essent Group Ltd.	5,699	271
First Financial Bankshares, Inc.	5,299	247
Goosehead Insurance, Inc. Class A	3,777	405
NMI Holdings, Inc. Class A(1)	12,092	286
RLI Corp.	3,834	428
		2,064

Health Care—28.9%
Akero Therapeutics, Inc.(1)	4,482	130
Allakos, Inc.(1)	2,242	257
Amedisys, Inc.(1)	866	229
Amicus Therapeutics, Inc.(1)	16,168	160
Arrowhead Pharmaceuticals, Inc.(1)	2,987	198
	Shares	Value

Health Care—continued
Bridgebio Pharma, Inc.(1)	2,746	$169
Cara Therapeutics, Inc.(1)	9,676	210
Chemed Corp.	1,589	731
ChemoCentryx, Inc.(1)	5,699	292
Editas Medicine, Inc.(1)	3,041	128
Encompass Health Corp.	3,595	294
Fate Therapeutics, Inc.(1)	4,230	349
Insmed, Inc.(1)	7,813	266
Inspire Medical Systems, Inc.(1)	4,324	895
Insulet Corp.(1)	2,579	673
Karyopharm Therapeutics, Inc.(1)	11,386	120
LHC Group, Inc.(1)	3,409	652
Madrigal Pharmaceuticals, Inc.(1)	1,291	151
Natera, Inc.(1)	9,493	964
Nkarta, Inc.(1)	3,643	120
Novocure Ltd.(1)	4,755	629
Outset Medical, Inc.(1)	3,828	208
Penumbra, Inc.(1)	1,491	403
Phreesia, Inc.(1)	10,231	533
Reata Pharmaceuticals, Inc. Class A(1)	3,483	347
REGENXBIO, Inc.(1)	3,971	135
Sarepta Therapeutics, Inc.(1)	4,287	320
Tandem Diabetes Care, Inc.(1)	7,307	645
Ultragenyx Pharmaceutical, Inc.(1)	3,578	407
		10,615

Industrials—16.7%
Bloom Energy Corp. Class A(1)	5,912	160
Brink’s Co. (The)	3,117	247
Casella Waste Systems, Inc. Class A(1)	11,066	703
Chart Industries, Inc.(1)	5,212	742
Herc Holdings, Inc.(1)	5,969	605
IAA, Inc.(1)	3,822	211
MSA Safety, Inc.	2,366	355
Proto Labs, Inc.(1)	2,883	351
Saia, Inc.(1)	4,501	1,038
Simpson Manufacturing Co., Inc.	4,538	471
Teledyne Technologies, Inc.(1)	2,687	1,111
Vicor Corp.(1)	1,497	127
		6,121

Information Technology—21.1%
Agilysys, Inc.(1)	9,012	432
Bill.com Holdings, Inc.(1)	1,245	181
Blackline, Inc.(1)	1,341	145
Brooks Automation, Inc.	8,622	704
CMC Materials, Inc.	3,536	625
Coupa Software, Inc.(1)	2,353	599
	Shares	Value

Information Technology—continued
Everbridge, Inc.(1)	3,140	$380
Five9, Inc.(1)	9,094	1,422
FormFactor, Inc.(1)	12,342	557
Q2 Holdings, Inc.(1)	13,572	1,360
Repay Holdings Corp.(1)	9,958	234
Tenable Holdings, Inc.(1)	7,624	276
Tower Semiconductor Ltd.(1)	12,576	353
Varonis Systems, Inc.(1)	7,614	391
Veritone, Inc.(1)	4,008	96
		7,755

Materials—3.0%
Balchem Corp.	5,551	696
Quaker Chemical Corp.	1,647	402
		1,098

Real Estate—1.7%
Essential Properties Realty Trust, Inc.	22,654	517
Tanger Factory Outlet Centers, Inc.(2)	6,327	96
		613

Total Common Stocks (Identified Cost $19,676)		36,631

Total Long-Term Investments—99.7% (Identified Cost $19,676)		36,631

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	97,650	98
Total Securities Lending Collateral (Identified Cost $98)		98

TOTAL INVESTMENTS—100.0% (Identified Cost $19,774)		$36,729
Other assets and liabilities, net—(0.0)%		(5)
NET ASSETS—100.0%		$36,724

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

Virtus Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$36,631	$36,631
Securities Lending Collateral	98	98
Total Investments	$36,729	$36,729
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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